CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 27, 2018	Jun. 28, 2017
Current Assets:
Cash and cash equivalents	$ 10,872	$ 9,064
Accounts receivable, net	53,659	44,658
Inventories	24,242	24,997
Restaurant supplies	46,724	46,380
Prepaid expenses	20,787	19,226
Total current assets	156,284	144,325
Property and Equipment, at Cost:
Land	153,953	149,098
Buildings and leasehold improvements	1,673,310	1,655,227
Furniture and equipment	722,041	713,228
Construction-in-progress	22,161	21,767
Gross property and equipment	2,571,465	2,539,320
Less accumulated depreciation and amortization	(1,632,536)	(1,538,706)
Net property and equipment	938,929	1,000,614
Other Assets:
Goodwill	163,808	163,953
Deferred income taxes, net	33,613	37,029
Intangibles, net	23,977	27,512
Other	30,729	30,200
Total other assets	252,127	258,694
Total assets	1,347,340	1,403,633
Current Liabilities:
Current installments of long-term debt	7,088	9,649
Accounts payable	104,662	104,231
Gift card liability	119,147	126,482
Accrued payroll	74,505	70,281
Other accrued liabilities	127,200	111,515
Income taxes payable	1,738	14,203
Total current liabilities	434,340	436,361
Long-term debt, less current installments	1,499,624	1,319,829
Other liabilities	131,685	141,124
Commitments & Contingencies (Note 8 and Note 13)
Shareholders’ Deficit:
Common stock—250,000,000 authorized shares; $0.10 par value; 176,246,649 shares issued and 40,797,919 shares outstanding at June 27, 2018, and 176,246,649 shares issued and 48,440,721 shares outstanding at June 28, 2017	17,625	17,625
Additional paid-in capital	511,604	502,074
Accumulated other comprehensive loss	(5,836)	(11,921)
Retained earnings	2,683,033	2,627,073
Shareholders' equity including treasury stock	3,206,426	3,134,851
Less treasury stock, at cost (135,448,730 shares at June 27, 2018 and 127,805,928 shares at June 28, 2017)	(3,924,735)	(3,628,532)
Total shareholders’ deficit	(718,309)	(493,681)
Total liabilities and shareholders’ deficit	$ 1,347,340	$ 1,403,633